Income (loss) per share	12 Months Ended
Dec. 31, 2012
Income (loss) per share

16. Income (loss) per share

The computation of basic and diluted income (loss) per ordinary share from operations and extraordinary items for the years ended December 31, 2010, 2011 and 2012 was as follows:

	For the years ended December 31,
	2010	2011	2012
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from operations — basic and diluted	$(7,236,712)	$5,123,259	$(17,926,074)

Net income attributable to Acorn International, Inc. shareholders from extraordinary items — basic and diluted	$827,531	$—	$—

Denominator:
Weighted average ordinary shares outstanding — basic	88,923,162	89,629,395	89,965,979

Weighted average ordinary shares outstanding — diluted	88,923,162	89,796,835	89,965,979

Income (loss) per ordinary share:
—Operations	$(0.08)	$0.06	$(0.20)
—extraordinary items	0.01	—	—

Basic	$(0.07)	$0.06	$(0.20)

—Operations	$(0.08)	$0.06	$(0.20)
—extraordinary items	0.01	—	—

Diluted	$(0.07)	$0.06	$(0.20)

The Group had 14,982,854 and 4,443,648 outstanding stock options, SARs and RSUs outstanding in 2010 and 2012, respectively, which could have potentially diluted income per share in the future, but were excluded in the computation of diluted income (loss) per share in 2010 and 2012, as the Group had net loss attributable to shareholders from operations in those periods. For the year ended December 31, 2011, the Group had total 9,621,966 outstanding stock options and SARs which could potentially dilute basic earnings per share in the future, but were excluded in the computation of diluted income (loss) per share as their exercise prices were above the average market share prices in 2011.